Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000130199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,416	$ 24,416	$ 24,416	$ 19,492	$ 17,476	$ 24,929	$ 18,921	$ 15,907	$ 16,845	$ 13,377	$ 11,254	$ 10,388	$ 10,000
Average Annual Return, Percent	25.26%	8.95%	9.34%
C000130200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,630	$ 27,630	$ 27,630	23,705	21,319	25,902	21,622	16,913	16,942	13,667	11,028	10,131	10,000
Average Annual Return, Percent	16.54%	10.31%	10.70%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,525	$ 24,525	$ 24,525	18,615	15,409	19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,114	$ 26,114	$ 26,114	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491	10,000
Average Annual Return, Percent	32.43%	13.04%	10.07%
Bloomberg U S Treasury Inflation Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index
Account Value	$ 12,847	$ 12,847	$ 12,847	$ 11,701	$ 11,557	$ 13,069	$ 12,424	$ 11,286	$ 10,536	$ 10,493	$ 10,570	$ 9,917	$ 10,000
Average Annual Return, Percent	9.79%	2.62%	2.54%